LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Loan Payable [Line Items]
Opening balance	$ 3,523,570	$ 3,062,706	$ 2,146,124
Additions	3,833,768	11,383,148	5,367,275
Allocation of conversion feature	(955,703)	(1,209,507)	(2,133,352)
Conversion	(3,603,128)	(3,185,626)
Interest expense	424,104	818,371	701,011
Repayments			(2,504,394)
Interest payments	(219,164)	(376,428)	(460,037)
Foreign exchange adjustments	59,259	21,980	(53,094)
Ending balance	3,062,706	10,514,644	3,523,570
Convertible loan facility [Member]
Loan Payable [Line Items]
Opening balance	3,523,570	3,062,706	0
Additions	3,833,768	6,383,148	5,367,275
Allocation of conversion feature	(955,703)	(1,209,507)	(2,133,352)
Conversion	(3,603,128)	(3,185,626)
Interest expense	424,104	768,508	647,466
Repayments			(357,819)
Interest payments	(219,164)	(376,428)
Foreign exchange adjustments	59,259	21,980	0
Ending balance	3,062,706	5,464,781	3,523,570
Other loans [Member]
Loan Payable [Line Items]
Opening balance	0	0	2,146,124
Additions	0	5,000,000	0
Allocation of conversion feature	0	0	0
Conversion	0	0
Interest expense	0	49,863	53,545
Repayments			(2,146,575)
Interest payments	0	0
Foreign exchange adjustments	0	0	(53,094)
Ending balance	$ 0	$ 5,049,863	$ 0